Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Taxes [Line Items]
Total taxes payable	$ 1,187,420
Effective income tax rate	26.76%	22.09%
Unrecognized tax benefits
Hong Kong [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate	8.25%	16.50%
Philippines [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate	21.00%		22.00%
Cayman Islands [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate	0.00%
Yoda Metal [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate	20.00%
DL Metal [Member]
Income Taxes [Line Items]
Percentage of statutory income tax rate	20.00%